Segment Reporting and Geographic Information (Details) - Schedule of segment reporting and geographic information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 158,668	$ 163,987
Total long-lived assets	9,541	11,551
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	103,436	113,073
Total long-lived assets	5,837	7,748
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	55,232	50,914
Total long-lived assets	$ 3,704	$ 3,803